Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Schedule of Carrying Value of Goodwill

The changes in carrying value of goodwill are as follows:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Carrying value at beginning of year	$42,575	$39,344
Goodwill acquired in acquisition of Men’s Journal	-	1,246
Goodwill acquired in acquisition of Fexy Studios	-	1,985
Carrying value at end of period	$42,575	$42,575

The changes in carrying value of goodwill are as follows:

	As of December 31,
	2023	2022
Carrying value at beginning of year	$39,344	$19,619
Goodwill acquired in acquisition of Parade	-	2,587
Goodwill acquired in acquisition of Men’s Journal	1,246	17,138
Goodwill acquired in acquisition of Fexy Studios	1,985	-
Loss on impairment	-	-
Carrying value at end of year	$42,575	$39,344

Bridge Media Networks L L C [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Carrying Value of Goodwill

The changes in carrying value of goodwill are as follows:

($ in thousands)	2024	2023
Carrying value at the beginning of the year	$697	$697
Goodwill acquired in acquisition	-	-
Carrying value at the end of the year	$697	$697

The changes in carrying value of goodwill are as follows:

($ in thousands)	2023	2022
Carrying value at the beginning of the year	$697	$-
Goodwill acquired in acquisition	-	697
Carrying value at the end of the year	$697	$697